STOCKHOLDERS' EQUITY (Details) - Exercise Price 1.2056	Mar. 31, 2023 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	24,403,612
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased | $ / shares	$ 1.2056
Year 2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	24,403,612